Geographic and Significant Customer Information - Summary of Different Geographic Regions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by Geographic Region	$ 84,675	$ 83,477	$ 78,843	$ 76,076	$ 75,696	$ 77,125	$ 77,480	$ 73,035	$ 323,071	$ 303,336	$ 310,295
Long-Lived Assets by Geographic Region	32,735				31,121				32,735	31,121
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by Geographic Region									189,708	160,453	166,176
Long-Lived Assets by Geographic Region	26,226				23,939				26,226	23,939
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by Geographic Region									133,363	142,883	144,119
Long-Lived Assets by Geographic Region	$ 6,509				$ 7,182				$ 6,509	$ 7,182